INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Text Block]

15. INCOME TAXES

Pre-tax loss for the years ended December 31, 2014, 2013 and 2012 was taxable in the following jurisdictions:

	2014	2013	2012
PRC	$(32,662,200)	$(112,653,429)	$(88,771,964)
Others	(1,478,999)	(7,656,053)	(1,038,340)
Total income before income taxes	$(34,141,199)	$(120,309,482)	$(89,810,304)

United States

Because of the domestication transaction in 2012 by which CNIT BVI became the parent of our group, under Section 7874 of the Internal Revenue Code of 1986, as amended, the Company is treated for U.S. federal tax purposes as a U.S. corporation and, among other consequences, is subject to U.S. federal income tax on its worldwide income. It is management’s intention to reinvest all the income attributable to the Company earned by its operations outside the U.S. Accordingly, no U.S. corporate income taxes are provided in these consolidated financial statements.

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI are not subject to income taxes.

Hong Kong

Under the current laws of Hong Kong, ISSI, ISSID and HPC are subject to a profit tax of 16.5% .

PRC

Income tax (benefit) expense consists of the following:

	2014	2013	2012
Current taxes	$429,885	$394,900	$503,416
Deferred taxes	(4,818,786)	1,501,645	308,838
Income tax (benefit) expense	$(4,388,901)	$1,896,545	$812,254

	2014	2013	2012
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(8,535,300)	$(30,077,370)	$(22,452,576)
Tax rate differential benefit from tax holiday	2,093,006	11,593,511	5,224,798
Permanent differences	2,238,529	6,624,016	6,538,685
(Decrease)/increase in valuation allowance	(548,191)	12,024,326	11,271,912
Non-deductible tax loss	363,055	1,914,013	259,585
Other differences	-	(181,951)	(30,150)
Income tax (benefit) expense	$(4,388,901)	$1,896,545	$812,254

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2014 and December 31, 2013:

	December 31, 2014		December 31, 2013
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,528,608	$-	$10,388,922 $	-
Loss carry-forwards	4,037,911	-	8,937,288	-
Long-term investments impairment	232,822	-	347,264	-
Fixed assets	133,697	(259,635)	203,092	(202,865)
Inventory valuation	1,164,298	-	148,860	-
Subsidy income	98,728	-	112,616	-
Salary payable	31,959	-	28,085	-
Intangible assets	20,133	(20,502)	-	(539,831)
Gross deferred tax assets and liabilities	7,248,156	(280,137)	20,166,127	(742,696)

Valuation allowance	(2,232,840)	-	(19,320,404)	-
Total deferred tax assets and liabilities	$5,015,316	$(280,137)	$845,723	$(742,696)

The Company has net operating loss carry forwards totaling RMB154.87 million ($25.23 million) as of December 31, 2014, substantially all of which were from PRC subsidiaries and will expire on various dates through December 31, 2019.

The breakdown between current and long-term deferred tax assets and liabilities was as follows as of December 31, 2014 and December 31, 2013:

	December 31,	December 31,
	2014	2013
Current deferred tax assets	$736,568	$498,459
Long-term deferred tax assets	4,278,748	347,264
Long-term deferred tax liabilities	(280,137)	(742,696)
Total net deferred tax assets	$4,735,179	$103,027

iASPEC, Zhongtian, ISIOT, IST,IST DG and Bocom are all governed by the Income Tax Laws of the PRC, and are approved as high-technology enterprises subject to PRC enterprise income tax (“EIT”) at 15%, while Geo is subject at 10% EIT and Topcloud and Biznest are subject at 12.5% EIT.

As a wholly-owned foreign investment enterprise, IST is entitled to enjoy a two-year tax exemption, followed by a 50% exemption for three years thereafter as approved by PRC tax authorities. Under the EIT Law, companies that were previously exempt from taxes or that had concessional rates are to retain their preferences until the original expiration date. IST was subject to PRC EIT at 12% in 2011. EIT exemptions claimed by IST may become payable if IST were to dissolve within the next 10 years. However, management believes that the PRC tax authorities will not request payment of any such amounts. IST had a 15% tax rate in 2013 and 2014.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2014, is not material to its results of operations, financial condition or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2014, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax law and policy, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company did not have any accrued interest or penalty associated with any unrecognized tax benefits, nor was any interest expense recognized for the years ended 2014, 2013 and 2012.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. The Company’s foreign subsidiaries are in a cumulative deficit position, the amount of the cumulative deficit at December 31, 2014 is $32.4 million. The Company has not recorded any deferred taxes on the cumulative amount of any undistributed deficit in earnings as it is the Company's position that it is impractical to calculate any deferred tax liability at this time.